Stockholders’ Deficiency (Details) - Schedule of Derivative Liability - Warrants [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2021
Schedule of Derivative Liability [Line Items]
Balance	$ 4,455,747
Balance	946,105	4,455,747
Revaluation of derivative liability	432,933	3,939,304
Reclassification of derivative liability per change in exercise price	(3,942,575)	(4,025,102)
Reclassification of derivative liability per change in functional currency		4,541,545
Black-Scholes Option [Member]
Schedule of Derivative Liability [Line Items]
Balance		205,989	$ 2,048,127
Balance
Revaluation of derivative liability		145,980	$ (1,842,138)
Reclassification of derivative liability per change in functional currency		$ (351,969)